Prepayments and Other Assets, Net (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 11, 2024
Loans Payable [Member]
Prepayments and Other Assets, Net [Line Items]
Annual interest rate	2.60%	2.60%
Xingqidian [Member]
Prepayments and Other Assets, Net [Line Items]
Loan payment	¥ 121.5	$ 17.8
Equity interest percentage			100.00%